Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of consolidated financial statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	December 31, 2022	June 30, 2023
Balance sheet items, except for equity accounts	6.8972	7.2513
	For the Six Months Ended June 30,
	2022	2023
Items in the statements of income and comprehensive income, and statements of cash flows	6.4835	6.9283